Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes

5.  Income Taxes

The following table details the effective tax rates for the three months ended March 31, 2015 and 2014.

	Three months ended March 31,
	2015	2014
DPL	30.7%	(65.8)%

Income tax expense for the three months ended March 31, 2015 and 2014 was calculated using the estimated annual effective income tax rates for 2015 and 2014 of 31.1% and (65.8)%, respectively.  For the three months ended March 31, 2015 and March 31, 2014, management estimated the annual effective tax rate based on its forecast of annual pre-tax income.  To the extent that actual pre-tax results for the year differ from the forecasts applied to the most recent interim period, the rates estimated could be materially different from the actual effective tax rates.

For the three months ended March 31, 2015, DPL’s current period effective rate was less than the estimated annual effective rate due to a discrete adjustment that was recorded to properly reflect the filed 2013 state income tax returns.  The increase in the effective rate compared to the same period in 2014 is primarily due to not having a non-deductible goodwill impairment in 2015.

Note 7 – Income Taxes

DPL’s components of income tax expense were as follows:

	Years ended December 31,
$ in millions	2014	2013	2012
Computation of tax expense
Federal income tax expense / (benefit)(a)	$(19.8)	$(69.9)	$(588.7)

Increases (decreases) in tax resulting from:
State income taxes, net of federal effect	1.2	1.7	3.5
Depreciation of AFUDC - Equity	(3.4)	(3.2)	(2.4)
Investment tax credit amortized	(0.5)	(0.5)	(0.3)
Section 199 - domestic production deduction	(1.1)	(4.1)	(2.1)
Non-deductible merger-related compensation	-	-	0.6
Non-deductible goodwill impairment	47.5	107.2	636.0
Accrual (settlement) for open tax years	(6.6)	(8.8)	(0.1)
Other, net (b)	0.7	(0.1)	1.2
Total tax expense	$18.0	$22.3	$47.7

Components of tax expense
Federal - current	$(0.1)	$1.8	$48.6
State and Local - current	0.9	0.7	1.2
Total current	0.8	2.5	49.8

Federal - deferred	16.6	18.1	(4.9)
State and local - deferred	0.6	1.7	2.8
Total deferred	17.2	19.8	(2.1)

Total tax expense	$18.0	$22.3	$47.7

Components of Deferred Tax Assets and Liabilities
	December 31,
$ in millions	2014	2013
Net non-current Assets / (Liabilities)
Depreciation / property basis	$(548.2)	$(531.5)
Income taxes recoverable	(14.8)	(11.4)
Regulatory assets	(18.0)	(15.6)
Investment tax credit	1.5	1.0
Compensation and employee benefits	3.2	(3.9)
Intangibles	(7.0)	(2.0)
Long-term debt	(1.5)	(1.7)
Other (c)	(2.5)	0.8
Net non-current liabilities	$(587.3)	$(564.3)

Net current Assets / (Liabilities) (d)
Other	$1.1	$(2.6)
Net current assets / (liabilities)	$1.1	$(2.6)

(a)The statutory tax rate of 35% was applied to pre-tax earnings.

(b)Includes expense of $0.4 million, $0.0 million and benefits of $1.2 million in the years ended December 31, 2014 2013, and 2012, respectively, of income tax related to adjustments from prior years.

(c)The Other non-current liabilities caption includes deferred tax assets of $27.1 million in 2014 and $20.7 million in 2013 related to state and local tax net operating loss carryforwards, net of related valuation allowances of $21.9 million in 2014 and $16.6 million in 2013.  These net operating loss carryforwards expire from 2014 to 2027.

(d)Amounts are included within Other prepayments and current assets and Other current liabilities on the Consolidated Balance Sheets of DPL.

The following table presents the tax expense / (benefit) related to pensions, postemployment benefits, cash flow hedges and financial instruments that were credited to Accumulated other comprehensive loss.

	Years ended December 31,
$ in millions	2014	2013	2012
Tax expense / (benefit)	$(9.1)	$15.4	$(2.5)

Accounting for Uncertainty in Income Taxes

We apply the provisions of GAAP relating to the accounting for uncertainty in income taxes.  A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

$ in millions
Balance at December 31, 2012	$18.3

Calendar 2013
Tax positions taken during prior period	(0.1)
Lapse of Statute of Limitations	(6.9)
Settlement with taxing authorities	(2.5)
Balance at December 31, 2013	8.8

Calendar 2014
Tax positions taken during prior period	2.8
Lapse of Statute of Limitations	(8.6)
Balance at December 31, 2014	$3.0

Of the December 31, 2014 balance of unrecognized tax benefits, $0.9 million is due to uncertainty in the timing of deductibility.

We recognize interest and penalties related to unrecognized tax benefits in Income tax expense.  The amounts accrued as well as the expense / (benefit) recorded were not material for the years ended December 31, 2014,  2013 and 2012.

Following is a summary of the tax years open to examination by major tax jurisdiction:

U.S. Federal – 2010 and forward

State and Local – 2010 and forward

None of the unrecognized tax benefits are expected to significantly increase or decrease within the next twelve months other than those subject to expiring statutes of limitations.

The Internal Revenue Service began an examination of our 2008 Federal income tax return during the second quarter of 2010.  The results of the examination were approved by the Joint Committee on Taxation on January 18, 2013.  As a result of the examination, DPL received a refund of $19.9 million and recorded a $1.2 million reduction to income tax expense.